Investments (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 13, 2018
Disclosure of Investments [Line Items]
Number of shares issued			4,703,000
Losses on disposals of investments	$ 572,000	$ 1,341,000
Gains (losses) recognised in profit or loss, fair value measurement, assets	$ 798,000	$ 253,000
Golden Predator Mining Corp [Member]
Disclosure of Investments [Line Items]
Number of shares issued	1,320,500	300,000
Banyan Gold corp [Member]
Disclosure of Investments [Line Items]
Number of shares issued	8,736,644	4,775,000
Warrants [Member] | Golden Predator Mining Corp [Member]
Disclosure of Investments [Line Items]
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement	$ 1.00
Number of shares issued	300,000	1,425,000
Warrants [Member] | Banyan Gold corp [Member]
Disclosure of Investments [Line Items]
Number of shares issued	6,155,822	4,375,000
Warrants [Member] | Banyan Gold corp [Member] | Bottom of range [member]
Disclosure of Investments [Line Items]
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement	$ 0.115
Warrants [Member] | Banyan Gold corp [Member] | Top of range [member]
Disclosure of Investments [Line Items]
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement	$ 0.15